ACCRUED EXPENSES AND OTHER LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Liabilities related with the Smart ID acquisition (see note 9 c1)	$ 805	$ 805
Accrued marketing expenses	647	818
Professional services	598	318
Facilities	351	122
Legal contingent liability	17	236
Legal service providers	207	508
Other accrued expenses	1,114	690
Accrued expenses and other liabilities	$ 3,739	$ 3,497